UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 165.6%
Long-Term Municipal Bonds - 165.6%
Alabama - 2.0%
Alabama Public School & College Authority Series 2009A 5.00%, 5/01/19 (Pre-refunded/ETM)	$3,000	$3,532,680
County of Jefferson AL (County of Jefferson AL Sch Warrants) Series 2004A 5.25%, 1/01/18-1/01/23	3,100	3,148,980
Montgomery BMC Special Care Facilities Financing Authority (Baptist Health/Montgomery AL) Series 2004C 5.125%, 11/15/24	1,500	1,505,325

		8,186,985

Alaska - 0.5%
Alaska International Airports System NATL Series 2003B 5.00%, 10/01/26	2,000	2,005,920

Arizona - 1.2%
Salt Verde Financial Corp. (Citibank, NA) 5.25%, 12/01/22-12/01/23	4,150	4,789,478

California - 26.5%
Bay Area Toll Authority Series 2013S 5.00%, 4/01/32	5,720	6,410,118
California Econ Recovery Series 2009A 5.25%, 7/01/21	4,860	5,759,246
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) 5.00%, 7/01/37-11/21/45 (a)	7,370	7,594,424
City of Chula Vista CA (San Diego Gas & Electric Co.) Series 1996A 5.30%, 7/01/21	4,000	4,084,680
City of Los Angeles Department of Airports (Los Angeles Intl Airport) Series 2009A 5.25%, 5/15/29	5,700	6,593,418
County of San Bernardino CA COP Series 2009A 5.25%, 8/01/26	1,455	1,556,195
Grossmont-Cuyamaca CCD CA GO AGC 5.00%, 8/01/22-8/01/23 (b)	4,480	5,092,787
La Quinta Financing Authority AMBAC Series 2004A 5.25%, 9/01/24	2,000	2,007,440
Los Angeles Community College District/CA Series 2008F-1 5.00%, 8/01/28	5,800	6,571,110

	Principal Amount (000)	U.S. $ Value
Los Angeles County Metropolitan Transportation Authority Series 2013B 5.00%, 7/01/34	$1,770	$2,021,039
Los Angeles Department of Water & Power PWR
Series 2013A
5.00%, 7/01/30	6,255	7,168,168
Series 2013B
5.00%, 7/01/30	10,000	11,561,100
Los Angeles Department of Water & Power WTR Series 2013B 5.00%, 7/01/32	3,840	4,394,227
San Bernardino County Transportation Authority 5.00%, 3/01/32-3/01/34 (b)	11,340	12,973,666
State of California 5.00%, 11/01/30-2/01/33	6,065	6,924,965
University of California
Series 2012G
5.00%, 5/15/31	7,000	7,897,120
Series 2013A
5.00%, 5/15/30-5/15/32	9,855	11,318,681

		109,928,384

Colorado - 6.2%
Anthem West Metropolitan District 6.125%, 12/01/25	1,000	863,630
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2013B 5.25%, 11/15/31	6,680	7,673,116
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group) 5.25%, 6/01/19-6/01/23	2,425	2,528,106
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 04 5.00%, 9/01/25	2,560	2,564,890
Denver Urban Renewal Authority (Stapleton Development Corp.) Series 2010B-1 5.00%, 12/01/25	6,865	7,118,524
Park Creek Metropolitan District
Series 05
5.25%, 12/01/25	3,000	3,097,050
5.50%, 12/01/30	890	915,071
Todd Creek Village Metropolitan District No 1 6.125%, 12/01/19 (c)	1,180	590,000
Todd Creek Village Metropolitan District No 1 COP 6.125%, 12/01/22 (c)(d)	1,970	492,500

		25,842,887

Connecticut - 8.6%
State of Connecticut
Series 2013C
5.00%, 7/15/27	7,165	8,379,754

	Principal Amount (000)	U.S. $ Value
Series 2013E
5.00%, 8/15/29	$4,800	$5,550,144
State of Connecticut Special Tax Revenue
5.00%, 1/01/29	13,855	15,944,334
Series 2011A
5.00%, 12/01/28	5,000	5,748,500

		35,622,732

District of Columbia - 1.4%
District of Columbia Series 2013A 5.00%, 6/01/29	5,000	5,753,150

Florida - 6.2%
City of Orlando FL Series 2014A 5.25%, 11/01/33	5,620	6,475,532
Florida HomeLoan Corp. (Trust Lake Park Ltd.) AGM Series 2002-D1 5.40%, 3/01/42	8,780	8,783,600
Florida Ports Financing Commission Series 2011A 5.00%, 10/01/25-10/01/27	4,205	4,871,455
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) 6.75%, 11/15/24	4,000	4,064,000
UCF Athletics Association, Inc. COP NATL Series 2004A 5.125%, 10/01/14 (Pre-refunded/ETM)	1,325	1,335,242

		25,529,829

Georgia - 1.3%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport) Series 2014B 5.00%, 1/01/31-1/01/32	4,675	5,289,146

Hawaii - 1.3%
State of Hawaii Airports System Revenue Series 2010A 5.00%, 7/01/34	5,000	5,295,550

Illinois - 10.0%
Chicago O’Hare International Airport XLCA Series 2003B-1 5.25%, 1/01/34	4,860	4,874,337
Cook County High School District No 29 Proviso Township AGM Series 04 5.00%, 12/01/20	2,000	2,074,860
Illinois Finance Authority (Illinois Institute of Technology) Series 2006A 5.00%, 4/01/31	1,250	1,237,388
Illinois State Toll Highway Authority Series 2013A 5.00%, 1/01/31-1/01/32	10,145	11,304,994

	Principal Amount (000)	U.S. $ Value
State of Illinois 5.00%, 5/01/35	$5,565	$5,693,885
Univ of Illinois AGM 5.25%, 10/01/26 (b)	10,800	12,128,832
Village of Gilberts IL Series 03 6.00%, 3/01/15 (Pre-refunded/ETM)	2,511	2,644,409
Village of Manhattan IL (Village of Manhattan IL SSA No 2004-1) Series 05 5.875%, 3/01/28	1,651	1,656,960

		41,615,665

Kentucky - 1.4%
Kentucky Turnpike Authority (Kentucky Turnpike Authority State Lease) Series 2013A 5.00%, 7/01/29	5,000	5,780,550

Louisiana - 4.3%
City of New Orleans LA
NATL
5.00%, 3/01/18	2,285	2,340,343
5.25%, 12/01/20	1,000	1,055,810
NATL Series 05
5.00%, 12/01/29	2,700	2,808,000
RADIAN Series 2007A
5.00%, 12/01/22	5,875	6,424,724
Louisiana Agricultural Finance Authority 5.25%, 9/15/17	4,270	4,460,228
Louisiana Local Government Environmental Facilities & Community Development Auth (Parish of Jefferson LA) Series 2009A 5.00%, 4/01/26	535	574,649

		17,663,754

Massachusetts - 6.7%
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013E 5.00%, 11/01/38	5,000	5,504,450
Massachusetts School Building Authority
Series 2011B
5.00%, 10/15/32	13,000	14,688,700
Series 2012B
5.00%, 8/15/28-8/15/30	6,345	7,382,733

		27,575,883

Michigan - 9.2%
City of Detroit MI Sewage Disposal System Revenue NATL 5.25%, 7/01/22	5,000	5,007,750
Detroit City School District Series 2012A 5.00%, 5/01/26-5/01/27	6,045	6,606,738

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Public Lighting Authority) 5.00%, 7/01/34	$2,250	$2,346,345
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) 8.50%, 12/01/30 (a)	4,000	4,032,400
Plymouth Educational Center Charter School 5.125%, 11/01/23	2,140	2,024,418
Wayne State University Series 2009A 5.00%, 11/15/29	16,500	17,972,790

		37,990,441

Mississippi - 1.0%
City of Gulfport MS (Memorial Hospital at Gulfport/MS) Series 2001A 5.75%, 7/01/31	4,000	4,008,720

Missouri - 0.5%
City of Kansas City MO (City of Kansas City MO Lease) Series 2008C 5.00%, 4/01/28	2,000	2,221,640

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act (Covenant Health Systems Obligated Group) Series 04 5.375%, 7/01/24	820	821,189

New Jersey - 3.2%
New Jersey Economic Development Authority Series 2005O 5.25%, 3/01/15 (Pre-refunded/ETM)	500	514,580
New Jersey State Turnpike Authority
Series 2012B
5.00%, 1/01/29	6,500	7,356,115
Series 2013A
5.00%, 1/01/31	5,000	5,568,700

		13,439,395

New York - 28.0%
City of New York NY
Series 2004G
5.00%, 12/01/23	845	857,497
Series 2006J
5.00%, 6/01/16 (Pre-refunded/ETM)	1,155	1,253,129
5.00%, 6/01/22	5	5,387
Series 2010E
5.00%, 8/01/28	1,690	1,891,701
Series 2012B
5.00%, 8/01/30	5,070	5,758,557
Series 2012I
5.00%, 8/01/28	8,780	10,072,855
Metropolitan Transportation Authority
Series 2012D

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/29	$4,000	$4,488,840
Series 2012F
5.00%, 11/15/27	1,575	1,794,397
Series 2013A
5.00%, 11/15/29	1,830	2,065,320
Series 2013C
5.00%, 11/15/32	1,000	1,111,670
Series 2014B
5.25%, 11/15/34	4,000	4,553,880
Series 2014C
5.00%, 11/15/32	1,000	1,122,990
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.00%, 5/01/17 (Pre-refunded/ETM)	370	415,340
5.00%, 11/01/24	7,025	7,782,225
New York City Water & Sewer System
5.00%, 6/15/26	5,000	5,786,900
Series 2013D
5.00%, 6/15/34	3,600	4,019,832
New York St Dormitory Auth (New York St Pers Income Tax) 5.00%, 3/15/26 (b)	7,000	7,889,560
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth) 5.00%, 6/15/24-6/15/27 (b)	7,000	7,965,125
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012B
5.00%, 3/15/32	7,600	8,539,208
Series 2012D
5.00%, 2/15/29	8,000	9,128,800
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) 5.00%, 6/15/27	5,000	5,807,400
Port Authority of New York & New Jersey Series 20131 5.00%, 12/01/32	4,400	4,861,912
Triborough Bridge & Tunnel Authority Series 2011A 5.00%, 1/01/26	10,000	11,577,800
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.) Series 2007A 6.00%, 9/15/27	1,775	1,545,670
Utility Debt Securitization Authority Series 2013T 5.00%, 12/15/30	5,000	5,824,000

		116,119,995

North Carolina - 3.5%
City of Charlotte NC Airport Revenue (Charlotte Douglas Intl Airport) NATL Series 2004A 5.25%, 7/01/24	2,895	2,904,380
County of Iredell NC COP AGM 5.25%, 6/01/22	1,080	1,218,715

	Principal Amount (000)	U.S. $ Value
University of North Carolina at Greensboro 5.00%, 4/01/31-4/01/33	$9,210	$10,325,570

		14,448,665

Ohio - 0.7%
Central Ohio Solid Waste Authority 5.00%, 6/01/22 (Pre-refunded/ETM)	355	433,188
Columbiana County Port Authority (Apex Environmental LLC) Series 2004A 7.125%, 8/01/25 (c)	1,840	1,419,358
Summit County Development Finance Authority 5.00%, 12/01/25	1,000	1,120,470

		2,973,016

Oregon - 2.6%
City of Forest Grove OR (Pacific University) RADIAN Series 2005A 5.00%, 5/01/28	4,760	4,876,525
Oregon State Lottery Series 2011A 5.25%, 4/01/25	5,000	5,949,450

		10,825,975

Pennsylvania - 4.1%
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA) 5.00%, 9/01/21	500	507,160
Delaware River Port Authority 5.00%, 1/01/26	1,700	1,851,929
Montgomery County Industrial Development Authority/PA (New Regional Medical Center, Inc.) 5.25%, 8/01/33	3,480	3,853,996
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania) 5.00%, 9/01/28	1,500	1,715,475
Pennsylvania Turnpike Commission Series 2014A 5.00%, 12/01/31-12/01/33	6,355	7,127,580
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 5.25%, 7/01/24 (c)	1,150	915,480
Wilkes-Barre Finance Authority (Wilkes University) 5.00%, 3/01/22	990	1,038,144

		17,009,764

Rhode Island - 1.4%
Rhode Island Health & Educational Building Corp. (Times2, Inc.) Series 04

	Principal Amount (000)	U.S. $ Value
5.00%, 12/15/24	$5,845	$5,916,543

South Carolina - 3.5%
Charleston Educational Excellence Finance Corp. 5.25%, 12/01/15 (Pre-refunded/ETM)	2,000	2,133,020
Dorchester County School District No 2 (Dorchester County School District No 2 Lease) AGC 5.00%, 12/01/29	1,600	1,736,496
Newberry Investing IN Children’s Education (County of Newberry SC Lease) AGC Series 05 5.00%, 12/01/27	5,450	5,702,335
South Carolina State Public Service Authority Series 2012A 5.00%, 12/01/27	4,265	4,860,949

		14,432,800

Tennessee - 0.6%
Sullivan County Health Educational & Housing Facilities Board (Wellmont Health System)
Series 2006C
5.00%, 9/01/22	1,760	1,875,509
5.25%, 9/01/26	725	770,450

		2,645,959

Texas - 22.7%
Alvin Independent School District/TX Series 2009B 5.00%, 2/15/28	960	1,047,936
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 8/15/39	1,500	1,678,125
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group) 5.00%, 7/01/27	455	467,472
City of Austin TX Water & Wastewater System Revenue Series 2013A 5.00%, 11/15/28-11/15/29	8,075	9,232,770
City of Frisco TX NATL 5.00%, 2/15/16 (Pre-refunded/ETM)	3,220	3,452,065
City of Houston TX Utility System Revenue Series 2011D 5.00%, 11/15/25-11/15/26	8,500	9,861,055
City of Lewisville TX (City of Lewisville TX Spl Assmt Dist No 2) ACA Series 05 6.00%, 10/01/25	1,100	1,131,449
Dallas Independent School District 6.00%, 2/15/18 (Pre-refunded/ETM)	2,500	2,957,050
Dripping Springs Independent School District/TX 5.125%, 2/15/28	5,715	6,219,520
Fort Bend Independent School District Series 2009

	Principal Amount (000)	U.S. $ Value
5.00%, 2/15/27	$7,560	$8,769,146
Metropolitan Transit Authority of Harris County Series 2011A 5.00%, 11/01/26	4,000	4,572,840
State of Texas 5.00%, 4/01/15 (Pre-refunded/ETM)	8,000	8,256,677
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) 6.875%, 12/31/39	1,720	2,016,511
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 6.75%, 6/30/43	3,000	3,562,080
Texas Trnsp Comm 5.00%, 4/01/23 (b)	20,600	22,834,070
University of Texas System (The) Series 2009A 5.25%, 8/15/22	6,825	7,905,739

		93,964,505

Virginia - 1.5%
Virginia Commonwealth Transportation Board 5.00%, 5/15/28	5,340	6,143,670

Washington - 4.0%
Energy Northwest (Bonneville Power Administration) Series 2011A 5.00%, 7/01/23	5,250	6,175,837
FYI Properties (FYI Properties WA State Lease)
5.125%, 6/01/28	5,200	5,838,924
Series 2009
5.00%, 6/01/27	3,885	4,349,763

		16,364,524

Wisconsin - 1.3%
State of Wisconsin Series 20033 5.00%, 11/01/26	1,465	1,467,783
Wisconsin Housing & Economic Development Authority NATL Series 2002A 5.60%, 5/01/33	3,975	3,977,425

		5,445,208

Total Long-Term Municipal Bonds (cost $647,066,474)		685,651,922

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AllianceBerstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (e) (cost $6,269,287)	6,269,287	$6,269,287

Total Investments - 167.1%
(cost $653,335,761) (f)		691,921,209
Other assets less liabilities - (8.6)%		(35,559,658)
Preferred Shares at liquidation value - (58.5)%		(242,225,000)

Net Assets Applicable to Common Shareholders - 100.0% (g)		$414,136,551

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $11,626,824 or 2.8% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $42,313,548 and gross unrealized depreciation of investments was $(3,728,100), resulting in net unrealized appreciation of $38,585,448.
(g)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2014, the Fund held 19.5% of net assets in insured bonds (of this amount 5.9% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BMC	-	Baptist Medical Center
CCD	-	Community College District
COP	-	Certificate of Participation
GO	-	General Obligation
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein National Municipal Income Fund

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$669,511,538		$16,140,384		$685,651,922
Short-Term Investments		6,269,287		– 0	–	– 0	–	6,269,287

Total Investments in Securities		6,269,287		669,511,538		16,140,384		691,921,209
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$6,269,287		$669,511,538		$16,140,384		$691,921,209

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/13	$23,128,578		$23,128,578
Accrued discounts/(premiums)	(15,126)		(15,126)
Realized gain (loss)	(4,258,303)		(4,258,303)
Change in unrealized appreciation/depreciation	2,136,401		2,136,401
Purchases	374,917		374,917
Sales	(5,226,082)		(5,226,082)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/14	$16,140,385		$16,140,385

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$854,854		$854,854

The following presents information about significant unobservable inputs related to the Fund with material categories of Level 3 investments at July 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$16,140,384	Third Party Vendor	Lack of External Credit Rating	$25.00 – $122.03/
				$92.97

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2014